JPMorgan Mid Cap Equity Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL MIDCAP INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.60%	8.67%	11.01%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.22%	5.78%	9.79%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	4.26%	6.40%	9.94%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.04%	7.20%	10.67%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.60%	6.14%	9.06%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.64%	5.56%	8.36%